Derivative Financial Instruments - Liquidity Risk Narrative (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2023 MXN ($) derivativeInstrument creditFacility	Dec. 31, 2023 USD ($) derivativeInstrument creditFacility	Dec. 31, 2022 MXN ($) creditFacility	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Notional amount | €					€ 1,250
Number of derivative financial instruments | derivativeInstrument		0	0
Number of derivative financial instruments in foreign currency | derivativeInstrument		3	3
Number of syndicated credit facilities | creditFacility				2
Net fair value of derivative financial instruments		$ (26,762,771)		$ (9,486,488)
Bottom of range
Disclosure of detailed information about financial instruments [line items]
Liquidity risk mitigation amount through syndicated credit lines	$ 664,000
Top of range
Disclosure of detailed information about financial instruments [line items]
Liquidity risk mitigation amount through syndicated credit lines	1,500,000
Liquidity risk mitigation amount through bilateral credit lines	$ 650,000
Risk Expiring In Two Thousand Twenty Five
Disclosure of detailed information about financial instruments [line items]
Number of prepaid swaps | derivativeInstrument		2	2
Number of prepaid swaps in foreign currency | derivativeInstrument		1	1
Notional amount			$ 1,000,000
Risk Expiring In Two Thousand Twenty Six
Disclosure of detailed information about financial instruments [line items]
Number of prepaid swaps in foreign currency | derivativeInstrument		1	1
Notional amount			$ 2,000,000
Number of derivative financial instruments | derivativeInstrument		5	5
Number of derivative financial instruments in foreign currency | derivativeInstrument		6	6
P.M.I. Norteamrica, S. A. de C. V.
Disclosure of detailed information about financial instruments [line items]
Number of new credit facilities in domestic currency | creditFacility		1	1
Revolving credit committed to mitigate liquidity risk		$ 20,500,000,000	$ 4,572,417
P.M.I. Norteamrica, S. A. de C. V. | Risk Expiring In November Two Thousand Twenty Five
Disclosure of detailed information about financial instruments [line items]
Revolving credit committed to mitigate liquidity risk			1,064,417
P.M.I. Norteamrica, S. A. de C. V. | Risk Expiring In November Two Thousand Twenty Six
Disclosure of detailed information about financial instruments [line items]
Revolving credit committed to mitigate liquidity risk			$ 3,508,000